Schedule of Investments(a)
March 31, 2023
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes–40.35%
Advertising–0.01%
Interpublic Group of Cos., Inc. (The), 4.20%, 04/15/2024	$5,000	$4,924
WPP Finance 2010 (United Kingdom), 3.75%, 09/19/2024	5,000	4,883
		9,807
Aerospace & Defense–0.43%
BAE Systems Holdings, Inc. (United Kingdom), 3.85%, 12/15/2025(b)	4,000	3,882
Lockheed Martin Corp.,
5.10%, 11/15/2027	61,000	63,384
4.15%, 06/15/2053	6,000	5,462
4.30%, 06/15/2062	7,000	6,380
5.90%, 11/15/2063	45,000	52,841
Raytheon Technologies Corp., 5.15%, 02/27/2033	254,000	264,485
TransDigm, Inc., 6.75%, 08/15/2028(b)	124,000	125,395
		521,829
Agricultural & Farm Machinery–0.01%
Cargill, Inc., 4.38%, 04/22/2052(b)	7,000	6,502
Agricultural Products & Services–0.08%
Archer-Daniels-Midland Co., 4.50%, 08/15/2033	96,000	96,169
Air Freight & Logistics–0.47%
United Parcel Service, Inc.,
4.88%, 03/03/2033	179,000	183,829
5.05%, 03/03/2053	380,000	391,410
		575,239
Apparel Retail–0.00%
Ross Stores, Inc., 3.38%, 09/15/2024	5,000	4,892
Application Software–0.00%
salesforce.com, inc., 2.90%, 07/15/2051	5,000	3,551
Asset Management & Custody Banks–0.64%
Ameriprise Financial, Inc., 5.15%, 05/15/2033	304,000	303,398
Bank of New York Mellon Corp. (The),
4.54%, 02/01/2029(c)	132,000	130,890
5.83%, 10/25/2033(c)	65,000	69,472
4.71%, 02/01/2034(c)	86,000	85,199
Series I, 3.75%(c)(d)	15,000	12,407
Blackstone Secured Lending Fund, 2.13%, 02/15/2027	106,000	88,588
Brookfield Corp. (Canada), 4.00%, 01/15/2025	6,000	5,894
Northern Trust Corp., 6.13%, 11/02/2032	79,000	84,274
		780,122
	Principal Amount	Value
Automobile Manufacturers–1.30%
American Honda Finance Corp., 4.70%, 01/12/2028	$131,000	$132,389
BMW US Capital LLC (Germany), 3.45%, 04/01/2027(b)	5,000	4,810
Daimler Truck Finance North America LLC (Germany), 5.15%, 01/16/2026(b)	150,000	150,676
Ford Motor Co., 6.10%, 08/19/2032	256,000	248,438
Ford Motor Credit Co. LLC,
7.35%, 11/04/2027	209,000	215,795
7.35%, 03/06/2030	200,000	205,700
Hyundai Capital America,
4.13%, 06/08/2023(b)	6,000	5,986
5.88%, 04/07/2025(b)	2,000	2,025
5.60%, 03/30/2028(b)	220,000	220,522
5.80%, 04/01/2030(b)	44,000	44,401
Mercedes-Benz Finance North America LLC (Germany), 4.80%, 03/30/2028(b)	278,000	279,071
Toyota Motor Credit Corp., 4.63%, 01/12/2028	78,000	79,128
		1,588,941
Automotive Parts & Equipment–0.02%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 4.75%, 04/01/2028(b)	32,000	29,157
Automotive Retail–0.14%
Advance Auto Parts, Inc.,
1.75%, 10/01/2027	5,000	4,321
5.95%, 03/09/2028	94,000	96,962
Lithia Motors, Inc., 3.88%, 06/01/2029(b)	53,000	45,912
Sonic Automotive, Inc., 4.88%, 11/15/2031(b)	35,000	28,258
		175,453
Biotechnology–0.82%
AbbVie, Inc., 3.85%, 06/15/2024	5,000	4,941
Amgen, Inc.,
5.15%, 03/02/2028	220,000	224,742
5.25%, 03/02/2030	100,000	102,313
5.25%, 03/02/2033	226,000	232,316
5.60%, 03/02/2043	198,000	204,147
5.65%, 03/02/2053	220,000	229,177
		997,636
Brewers–0.01%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 8.20%, 01/15/2039	5,000	6,532
Broadline Retail–0.00%
Amazon.com, Inc., 2.88%, 05/12/2041	6,000	4,731

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value
Cable & Satellite–0.41%
CCO Holdings LLC/CCO Holdings Capital Corp.,
6.38%, 09/01/2029(b)	$225,000	$215,078
7.38%, 03/01/2031(b)	136,000	133,960
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.46% (3 mo. USD LIBOR + 1.65%), 02/01/2024(e)	20,000	20,079
Comcast Corp.,
5.50%, 11/15/2032	120,000	128,062
2.89%, 11/01/2051	2,000	1,367
2.65%, 08/15/2062	4,000	2,441
Cox Communications, Inc., 2.95%, 10/01/2050(b)	2,000	1,285
		502,272
Cargo Ground Transportation–0.23%
Penske Truck Leasing Co. L.P./PTL Finance Corp.,
4.00%, 07/15/2025(b)	6,000	5,817
3.40%, 11/15/2026(b)	5,000	4,664
5.70%, 02/01/2028(b)	79,000	79,782
5.55%, 05/01/2028(b)	192,000	191,804
		282,067
Commercial & Residential Mortgage Finance–0.23%
Aviation Capital Group LLC,
4.13%, 08/01/2025(b)	2,000	1,905
6.25%, 04/15/2028(b)	139,000	139,384
Nationwide Building Society (United Kingdom), 3.96%, 07/18/2030(b)(c)	150,000	135,445
		276,734
Computer & Electronics Retail–0.11%
Dell International LLC/EMC Corp.,
6.02%, 06/15/2026	2,000	2,054
5.30%, 10/01/2029	6,000	6,049
Leidos, Inc., 5.75%, 03/15/2033	122,000	124,759
		132,862
Consumer Finance–0.01%
General Motors Financial Co., Inc., 4.15%, 06/19/2023	5,000	4,985
Synchrony Financial, 4.25%, 08/15/2024	6,000	5,675
		10,660
Consumer Staples Merchandise Retail–0.34%
Dollar General Corp., 5.50%, 11/01/2052	57,000	58,068
Target Corp.,
4.50%, 09/15/2032	65,000	65,174
4.40%, 01/15/2033	152,000	151,218
4.80%, 01/15/2053	96,000	94,408
Walmart, Inc., 4.50%, 09/09/2052	49,000	49,025
		417,893
Copper–0.02%
Southern Copper Corp. (Mexico), 5.88%, 04/23/2045	18,000	18,714
	Principal Amount	Value
Distillers & Vintners–0.05%
Brown-Forman Corp., 4.75%, 04/15/2033	$63,000	$63,755
Diversified Banks–10.12%
Australia and New Zealand Banking Group Ltd. (Australia), 6.74%, 12/08/2032(b)	387,000	405,966
Bank of America Corp.,
5.76% (SOFR + 1.05%), 02/04/2028(e)	9,000	8,822
4.95%, 07/22/2028(c)	56,000	55,726
4.27%, 07/23/2029(c)	6,000	5,782
4.57%, 04/27/2033(c)	46,000	43,822
5.02%, 07/22/2033(c)	79,000	78,192
7.75%, 05/14/2038	232,000	278,173
Bank of Nova Scotia (The) (Canada), 8.63%, 10/27/2082(c)	306,000	311,886
Barclays PLC (United Kingdom), 8.00%(c)(d)	237,000	202,931
BPCE S.A. (France),
5.15% (SOFR + 0.57%), 01/14/2025(b)(e)	250,000	247,199
4.50%, 03/15/2025(b)	185,000	178,441
5.98%, 01/18/2027(b)(c)	250,000	249,596
Citigroup, Inc.,
4.08%, 04/23/2029(c)	6,000	5,726
2.57%, 06/03/2031(c)	1,000	844
3.88%(c)(d)(f)	442,000	374,374
7.38%(c)(d)(f)	426,000	420,317
Series A, 8.87% (3 mo. USD LIBOR + 4.07%)(d)(e)	11,000	10,945
Series V, 4.70%(c)(d)	165,000	144,787
Cooperatieve Rabobank U.A. (Netherlands),
3.65%, 04/06/2028(b)(c)	250,000	234,861
4.66%, 08/22/2028(b)(c)	250,000	243,144
Credit Agricole S.A. (France),
4.38%, 03/17/2025(b)(f)	310,000	297,998
7.88%(b)(c)(d)	200,000	196,798
Discover Bank, 4.65%, 09/13/2028	116,000	109,792
Federation des caisses Desjardins du Quebec (Canada), 4.55%, 08/23/2027(b)	337,000	332,548
Fifth Third Bancorp,
4.30%, 01/16/2024	2,000	1,955
2.38%, 01/28/2025	83,000	77,276
2.55%, 05/05/2027	2,000	1,725
1.71%, 11/01/2027(c)	93,000	78,667
6.36%, 10/27/2028(c)	71,000	71,535
4.77%, 07/28/2030(c)	187,000	173,120
Fifth Third Bank N.A., 3.85%, 03/15/2026	168,000	153,719
HSBC Holdings PLC (United Kingdom),
3.95%, 05/18/2024(c)	103,000	102,635
5.21%, 08/11/2028(c)	207,000	205,065
5.40%, 08/11/2033(c)	285,000	281,917
8.11%, 11/03/2033(c)	339,000	380,005
6.33%, 03/09/2044(c)	315,000	333,471
4.60%(c)(d)	225,000	168,598
6.00%(c)(d)	200,000	180,676
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value
Diversified Banks–(continued)
JPMorgan Chase & Co.,
3.80%, 07/23/2024(c)	$5,000	$4,975
5.71% (3 mo. USD LIBOR + 0.89%), 07/23/2024(e)	6,000	5,997
3.63%, 12/01/2027	2,000	1,913
3.78%, 02/01/2028(c)	5,000	4,786
4.32%, 04/26/2028(c)	29,000	28,323
3.54%, 05/01/2028(c)	2,000	1,893
4.85%, 07/25/2028(c)	60,000	59,943
2.96%, 01/25/2033(c)	2,000	1,712
4.59%, 04/26/2033(c)	32,000	31,013
5.72%, 09/14/2033(c)(f)	166,000	170,181
Series W, 5.86% (3 mo. USD LIBOR + 1.00%), 05/15/2047(e)	6,000	4,965
KeyBank N.A.,
4.15%, 08/08/2025	325,000	307,567
4.90%, 08/08/2032	251,000	220,592
Manufacturers & Traders Trust Co., 4.70%, 01/27/2028	230,000	215,622
Mitsubishi UFJ Financial Group, Inc. (Japan),
5.02%, 07/20/2028(c)	200,000	198,630
1.80%, 07/20/2033(c)	213,000	211,076
Mizuho Financial Group, Inc. (Japan), 5.67%, 09/13/2033(c)	267,000	271,186
Multibank, Inc. (Panama), 7.75%, 02/03/2028(b)	200,000	200,380
National Australia Bank Ltd. (Australia), 3.93%, 08/02/2034(b)(c)	153,000	134,049
Nordea Bank Abp (Finland), 5.38%, 09/22/2027(b)	200,000	201,097
PNC Bank N.A., 2.50%, 08/27/2024	255,000	245,082
PNC Financial Services Group, Inc. (The),
4.63%, 06/06/2033(c)	84,000	77,539
6.04%, 10/28/2033(c)	85,000	89,515
5.07%, 01/24/2034(c)	120,000	118,477
Series O, 8.49% (3 mo. USD LIBOR + 3.68%)(d)(e)	58,000	57,414
Series V, 6.20%(c)(d)	147,000	138,672
Series W, 6.25%(c)(d)	276,000	257,370
Royal Bank of Canada (Canada),
3.70%, 10/05/2023	5,000	4,954
5.33% (SOFR + 0.71%), 01/21/2027(e)	36,000	35,086
5.00%, 02/01/2033	137,000	138,754
Standard Chartered PLC (United Kingdom), 7.75%(b)(c)(d)	288,000	271,511
Sumitomo Mitsui Financial Group, Inc. (Japan), 5.77%, 01/13/2033	516,000	539,326
SVB Financial Group, 4.10%(c)(d)(g)	172,000	11,221
Swedbank AB (Sweden), 5.34%, 09/20/2027(b)	206,000	206,235
Toronto-Dominion Bank (The) (Canada), 8.13%, 10/31/2082(c)	247,000	251,322
Truist Bank, 2.64%, 09/17/2029(c)(f)	390,000	366,383
U.S. Bancorp,
Series W, 3.10%, 04/27/2026	3,000	2,790
4.55%, 07/22/2028(c)	60,000	58,516
4.97%, 07/22/2033(c)	51,000	48,335
5.85%, 10/21/2033(c)	110,000	114,989
4.84%, 02/01/2034(c)	275,000	266,999
	Principal Amount	Value
Diversified Banks–(continued)
Wells Fargo & Co.,
3.58%, 05/22/2028(c)	$4,000	$3,772
4.81%, 07/25/2028(c)	34,000	33,601
4.90%, 07/25/2033(c)	34,000	33,208
3.07%, 04/30/2041(c)	2,000	1,494
4.75%, 12/07/2046	7,000	6,095
4.61%, 04/25/2053(c)	42,000	37,311
		12,340,905
Diversified Capital Markets–0.43%
Credit Suisse AG (Switzerland), 3.63%, 09/09/2024	189,000	180,074
Credit Suisse Group AG (Switzerland), 4.55%, 04/17/2026	147,000	135,791
UBS Group AG (Switzerland), 4.75%, 05/12/2028(b)(c)	213,000	204,529
		520,394
Diversified Chemicals–0.29%
Braskem Netherlands Finance B.V. (Brazil), 7.25%, 02/13/2033(b)	200,000	192,350
Celanese US Holdings LLC,
5.90%, 07/05/2024	79,000	79,065
6.05%, 03/15/2025	84,000	84,541
		355,956
Diversified Financial Services–0.33%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 4.50%, 09/15/2023 DAC	150,000	148,601
Jackson Financial, Inc., 5.17%, 06/08/2027	12,000	11,976
OPEC Fund for International Development (The) (Supranational), 4.50%, 01/26/2026(b)	245,000	245,475
		406,052
Diversified Metals & Mining–0.55%
BHP Billiton Finance (USA) Ltd. (Australia), 4.90%, 02/28/2033	209,000	213,337
Corp. Nacional del Cobre de Chile (Chile), 5.13%, 02/02/2033(b)	200,000	202,187
Rio Tinto Finance (USA) PLC (United Kingdom), 5.13%, 03/09/2053	251,000	258,846
		674,370
Diversified REITs–0.22%
Brixmor Operating Partnership L.P., 4.13%, 05/15/2029	3,000	2,751
CubeSmart L.P., 2.25%, 12/15/2028	2,000	1,719
Trust Fibra Uno (Mexico), 5.25%, 01/30/2026(b)	200,000	189,352
VICI Properties L.P.,
4.75%, 02/15/2028	37,000	35,110
4.95%, 02/15/2030	37,000	34,757
		263,689
Diversified Support Services–0.14%
Ritchie Bros. Holdings, Inc.,
6.75%, 03/15/2028(b)	35,000	36,088
7.75%, 03/15/2031(b)	126,000	132,208
		168,296
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value
Drug Retail–0.09%
CVS Pass-Through Trust, 5.77%, 01/10/2033(b)	$105,175	$106,196
Education Services–0.07%
Johns Hopkins University (The), Series A, 4.71%, 07/01/2032	79,000	80,421
Electric Utilities–2.11%
AEP Texas, Inc., 3.95%, 06/01/2028(b)	162,000	156,093
Alfa Desarrollo S.p.A. (Chile), 4.55%, 09/27/2051(b)	199,014	146,105
American Electric Power Co., Inc., 5.75%, 11/01/2027	61,000	63,468
Duke Energy Carolinas LLC,
4.95%, 01/15/2033	106,000	108,999
5.35%, 01/15/2053	96,000	100,057
Duke Energy Corp., 5.00%, 08/15/2052	71,000	66,161
Duke Energy Indiana, LLC, 5.40%, 04/01/2053	155,000	158,090
Enel Finance International N.V. (Italy), 6.80%, 10/14/2025(b)	200,000	206,879
Exelon Corp., 5.60%, 03/15/2053	138,000	140,757
Metropolitan Edison Co., 5.20%, 04/01/2028(b)	43,000	43,466
National Rural Utilities Cooperative Finance Corp., 5.80%, 01/15/2033	43,000	45,835
NextEra Energy Capital Holdings, Inc.,
6.05%, 03/01/2025	139,000	141,477
4.63%, 07/15/2027	65,000	64,873
Oklahoma Gas and Electric Co., 5.60%, 04/01/2053	75,000	77,172
PacifiCorp, 5.35%, 12/01/2053	240,000	246,147
Public Service Co. of Colorado, 5.25%, 04/01/2053	119,000	121,398
Public Service Electric and Gas Co., 5.13%, 03/15/2053	75,000	76,955
San Diego Gas & Electric Co., 5.35%, 04/01/2053	290,000	299,150
Southern Co. (The), 5.70%, 10/15/2032	51,000	53,684
Southwestern Electric Power Co., 5.30%, 04/01/2033	105,000	105,878
Virginia Electric and Power Co., 5.00%, 04/01/2033	114,000	114,935
Wisconsin Power and Light Co., 4.95%, 04/01/2033	37,000	37,253
		2,574,832
Electrical Components & Equipment–0.47%
CenterPoint Energy Houston Electric LLC,
Series AI, 4.45%, 10/01/2032	62,000	61,484
Series AJ, 4.85%, 10/01/2052	61,000	59,596
Regal Rexnord Corp.,
6.05%, 04/15/2028(b)	148,000	148,174
6.30%, 02/15/2030(b)	55,000	55,436
6.40%, 04/15/2033(b)	247,000	247,447
		572,137
Electronic Equipment & Instruments–0.05%
Trimble, Inc., 6.10%, 03/15/2033	58,000	58,577
	Principal Amount	Value
Environmental & Facilities Services–0.21%
Clean Harbors, Inc., 6.38%, 02/01/2031(b)	$95,000	$97,024
Republic Services, Inc.,
4.88%, 04/01/2029	39,000	39,448
5.00%, 04/01/2034	117,000	119,278
		255,750
Financial Exchanges & Data–0.33%
B3 S.A. - Brasil, Bolsa, Balcao (Brazil), 4.13%, 09/20/2031(b)	200,000	165,653
Intercontinental Exchange, Inc.,
4.00%, 09/15/2027	16,000	15,822
4.60%, 03/15/2033	22,000	21,864
4.95%, 06/15/2052	33,000	32,208
3.00%, 09/15/2060	2,000	1,319
5.20%, 06/15/2062	126,000	126,503
Moody’s Corp.,
5.25%, 07/15/2044	2,000	1,970
3.75%, 02/25/2052	9,000	7,219
3.10%, 11/29/2061	16,000	10,630
S&P Global, Inc.,
2.90%, 03/01/2032	5,000	4,467
3.70%, 03/01/2052	5,000	4,111
3.90%, 03/01/2062	6,000	4,992
		396,758
Gas Utilities–0.06%
Southwest Gas Corp., 5.45%, 03/23/2028	74,000	74,744
Health Care Equipment–0.07%
Becton, Dickinson and Co., 4.69%, 02/13/2028	84,000	84,395
Health Care Facilities–0.08%
Tenet Healthcare Corp., 6.13%, 06/15/2030(b)	99,000	97,753
Health Care REITs–0.00%
Healthcare Realty Holdings L.P.,
3.50%, 08/01/2026	2,000	1,863
2.00%, 03/15/2031	2,000	1,563
Physicians Realty L.P., 4.30%, 03/15/2027	2,000	1,933
		5,359
Health Care Services–0.31%
Cigna Group (The), 4.13%, 11/15/2025	6,000	5,906
Piedmont Healthcare, Inc.,
Series 2032, 2.04%, 01/01/2032	94,000	74,614
Series 2042, 2.72%, 01/01/2042	91,000	63,112
2.86%, 01/01/2052	104,000	67,550
Providence St. Joseph Health Obligated Group, Series 21-A, 2.70%, 10/01/2051	276,000	168,122
		379,304
Health Care Supplies–0.24%
Medtronic Global Holdings S.C.A., 4.25%, 03/30/2028	298,000	297,635
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value
Home Improvement Retail–0.72%
Lowe`s Cos., Inc.,
5.15%, 07/01/2033	$203,000	$205,023
5.75%, 07/01/2053	61,000	62,212
5.85%, 04/01/2063(f)	354,000	359,414
Lowe’s Cos., Inc.,
3.35%, 04/01/2027	4,000	3,838
5.00%, 04/15/2033	152,000	152,134
5.80%, 09/15/2062	96,000	96,813
		879,434
Hotels, Resorts & Cruise Lines–0.25%
Expedia Group, Inc., 3.25%, 02/15/2030	161,000	139,710
Marriott International, Inc., 4.90%, 04/15/2029	162,000	160,661
		300,371
Independent Power Producers & Energy Traders–0.12%
AES Corp. (The), 2.45%, 01/15/2031	2,000	1,630
EnfraGen Energia Sur S.A./EnfraGen Spain S.A./Prime Energia S.p.A. (Colombia), 5.38%, 12/30/2030(b)	200,000	120,267
Vistra Corp., 7.00%(b)(c)(d)	32,000	28,193
		150,090
Industrial Conglomerates–0.16%
Honeywell International, Inc., 5.00%, 02/15/2033	187,000	197,212
Insurance Brokers–0.16%
Arthur J. Gallagher & Co., 5.50%, 03/02/2033	122,000	124,766
Marsh & McLennan Cos., Inc., 5.45%, 03/15/2053	74,000	76,338
		201,104
Integrated Oil & Gas–0.90%
BP Capital Markets America, Inc., 4.81%, 02/13/2033	263,000	267,144
Ecopetrol S.A. (Colombia),
4.63%, 11/02/2031	11,000	8,473
8.88%, 01/13/2033	375,000	379,875
5.88%, 05/28/2045	12,000	8,340
Petroleos Mexicanos (Mexico),
8.75%, 06/02/2029(f)	303,000	282,081
6.70%, 02/16/2032	51,000	40,635
10.00%, 02/07/2033(b)	120,000	115,115
		1,101,663
Integrated Telecommunication Services–0.04%
AT&T, Inc.,
5.50% (SOFR + 0.64%), 03/25/2024(e)	39,000	38,962
4.30%, 02/15/2030	6,000	5,832
2.55%, 12/01/2033	6,000	4,829
Verizon Communications, Inc., 2.85%, 09/03/2041	6,000	4,400
		54,023
Interactive Media & Services–0.12%
Match Group Holdings II LLC, 5.63%, 02/15/2029(b)	25,000	23,535
	Principal Amount	Value
Interactive Media & Services–(continued)
Meta Platforms, Inc.,
4.45%, 08/15/2052	$60,000	$52,853
4.65%, 08/15/2062	80,000	70,782
		147,170
Investment Banking & Brokerage–0.57%
Charles Schwab Corp. (The), Series K, 5.00%(c)(d)	44,000	37,400
Goldman Sachs Group, Inc. (The),
3.50%, 11/16/2026	2,000	1,912
5.60% (SOFR + 0.79%), 12/09/2026(e)	114,000	111,059
2.62%, 04/22/2032(c)	4,000	3,334
3.21%, 04/22/2042(c)	2,000	1,510
Series V, 4.13%(c)(d)	134,000	111,221
JAB Holdings B.V. (Austria), 4.50%, 04/08/2052(b)	378,000	289,744
Morgan Stanley,
5.00%, 11/24/2025	10,000	9,921
5.12%, 02/01/2029(c)	71,000	71,619
2.70%, 01/22/2031(c)	1,000	862
5.95%, 01/19/2038(c)	56,000	55,741
3.22%, 04/22/2042(c)	2,000	1,547
		695,870
Leisure Products–0.01%
Brunswick Corp., 5.10%, 04/01/2052	10,000	7,378
Life & Health Insurance–1.39%
Athene Global Funding, 2.95%, 11/12/2026(b)	5,000	4,482
Athene Holding Ltd., 3.45%, 05/15/2052	5,000	3,170
F&G Annuities & Life, Inc., 7.40%, 01/13/2028(b)	115,000	115,800
Lincoln National Corp., Series C, 9.25%(c)(d)	61,000	61,000
MAG Mutual Holding Co., 4.75%, 04/30/2041(b)(h)	784,000	665,389
Manulife Financial Corp. (Canada), 4.06%, 02/24/2032(c)	6,000	5,713
MetLife, Inc., 5.25%, 01/15/2054	171,000	166,838
New York Life Global Funding, 4.55%, 01/28/2033(b)	154,000	152,559
Pacific Life Global Funding II, 5.66%(SOFR + 0.80%), 03/30/2025(b)(e)	166,000	164,262
Penn Mutual Life Insurance Co. (The), 3.80%, 04/29/2061(b)	2,000	1,423
Principal Financial Group, Inc.,
5.38%, 03/15/2033	152,000	152,247
5.50%, 03/15/2053	202,000	193,624
Prudential Financial, Inc., 5.20%, 03/15/2044(c)	8,000	7,622
Reliance Standard Life Global Funding II, 2.75%, 01/21/2027(b)	7,000	6,373
		1,700,502
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value
Managed Health Care–0.91%
Kaiser Foundation Hospitals,
Series 2021, 2.81%, 06/01/2041	$205,000	$150,301
3.00%, 06/01/2051	215,000	151,550
UnitedHealth Group, Inc.,
3.75%, 07/15/2025	2,000	1,977
5.25%, 02/15/2028	87,000	90,533
4.25%, 01/15/2029	116,000	115,209
4.00%, 05/15/2029	47,000	46,007
5.30%, 02/15/2030	151,000	159,246
5.35%, 02/15/2033	128,000	136,158
4.50%, 04/15/2033	52,000	51,724
5.05%, 04/15/2053	112,000	113,359
5.20%, 04/15/2063	93,000	94,285
		1,110,349
Motorcycle Manufacturers–0.16%
Volkswagen Group of America Finance LLC (Germany), 4.60%, 06/08/2029(b)	200,000	194,508
Movies & Entertainment–0.12%
Warnermedia Holdings, Inc.,
5.05%, 03/15/2042(b)	77,000	64,475
5.14%, 03/15/2052(b)	42,000	34,076
5.39%, 03/15/2062(b)	65,000	52,617
		151,168
Multi-Family Residential REITs–0.00%
Mid-America Apartments L.P., 2.88%, 09/15/2051	2,000	1,292
Multi-line Insurance–0.33%
American International Group, Inc., 5.13%, 03/27/2033	161,000	160,133
Metropolitan Life Global Funding I, 5.15%, 03/28/2033(b)	240,000	242,173
		402,306
Multi-Utilities–0.27%
Ameren Corp., 2.50%, 09/15/2024	4,000	3,844
Dominion Energy, Inc., 5.38%, 11/15/2032	152,000	155,923
NiSource, Inc., 5.25%, 03/30/2028	51,000	51,920
WEC Energy Group, Inc.,
5.15%, 10/01/2027	67,000	68,222
4.75%, 01/15/2028	55,000	54,981
		334,890
Office REITs–0.34%
Boston Properties L.P.,
2.90%, 03/15/2030	58,000	44,681
3.25%, 01/30/2031	46,000	36,440
2.55%, 04/01/2032	88,000	62,825
2.45%, 10/01/2033	88,000	59,306
Brandywine Operating Partnership L.P., 7.55%, 03/15/2028	117,000	105,036
Office Properties Income Trust,
4.25%, 05/15/2024	79,000	73,690
4.50%, 02/01/2025	34,000	29,377
		411,355
	Principal Amount	Value
Oil & Gas Equipment & Services–0.21%
Enerflex Ltd. (Canada), 9.00%, 10/15/2027(b)	$110,000	$107,081
Petrofac Ltd. (United Kingdom), 9.75%, 11/15/2026(b)	200,000	149,051
		256,132
Oil & Gas Exploration & Production–0.32%
Apache Corp., 7.75%, 12/15/2029	98,000	103,215
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates), 2.94%, 09/30/2040(b)	189,970	154,348
Murphy Oil Corp., 6.38%, 07/15/2028	23,000	22,684
Transocean Titan Financing Ltd., 8.38%, 02/01/2028(b)	110,000	113,302
		393,549
Oil & Gas Refining & Marketing–0.16%
Phillips 66, 5.30%, 06/30/2033	196,000	198,784
Oil & Gas Storage & Transportation–1.48%
Enbridge, Inc. (Canada),
5.70%, 03/08/2033	193,000	200,863
7.38%, 01/15/2083(c)	100,000	95,853
7.63%, 01/15/2083(c)	78,000	76,283
Energy Transfer L.P., 4.00%, 10/01/2027	6,000	5,724
Genesis Energy L.P./Genesis Energy Finance Corp., 8.88%, 04/15/2030	68,000	68,911
GreenSaif Pipelines Bidco S.a.r.l. (Saudi Arabia),
6.13%, 02/23/2038(b)	200,000	205,939
6.51%, 02/23/2042(b)	200,000	211,003
Kinder Morgan, Inc.,
4.80%, 02/01/2033	47,000	45,379
5.20%, 06/01/2033	176,000	174,989
5.45%, 08/01/2052	100,000	93,063
MPLX L.P.,
4.25%, 12/01/2027	6,000	5,814
5.00%, 03/01/2033	115,000	112,596
4.95%, 03/14/2052	29,000	25,259
Sabine Pass Liquefaction LLC, 5.90%, 09/15/2037(b)	66,000	67,568
Targa Resources Corp., 6.25%, 07/01/2052	44,000	43,464
Western Midstream Operating, L.P., 6.15%, 04/01/2033	161,000	163,385
Williams Cos., Inc. (The), 5.65%, 03/15/2033	200,000	206,669
		1,802,762
Other Specialized REITs–0.02%
EPR Properties,
4.95%, 04/15/2028	22,000	18,393
3.60%, 11/15/2031	6,000	4,497
		22,890
Packaged Foods & Meats–0.14%
Conagra Brands, Inc., 4.60%, 11/01/2025	5,000	4,937
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value
Packaged Foods & Meats–(continued)
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.75%, 12/01/2031(b)	$5,000	$4,133
Minerva Luxembourg S.A. (Brazil), 4.38%, 03/18/2031(b)	200,000	164,380
		173,450
Paper & Plastic Packaging Products & Materials–0.02%
Sealed Air Corp./Sealed Air Corp US, 6.13%, 02/01/2028(b)	19,000	19,232
Passenger Airlines–0.28%
American Airlines Pass-Through Trust,
Series 2021-1, Class B, 3.95%, 07/11/2030	163,305	143,713
Series 2021-1, Class A, 2.88%, 07/11/2034	5,839	4,822
British Airways Pass-Through Trust (United Kingdom), Series 2021-1, Class A, 2.90%, 03/15/2035(b)	65,924	54,217
Delta Air Lines, Inc./SkyMiles IP Ltd.,
4.50%, 10/20/2025(b)	34,344	33,789
4.75%, 10/20/2028(b)	74,535	71,990
United Airlines Pass-Through Trust, Series 2020-1, Class A, 5.88%, 10/15/2027	38,481	38,416
		346,947
Personal Care Products–0.78%
Kenvue, Inc.,
5.05%, 03/22/2028(b)	105,000	108,573
5.00%, 03/22/2030(b)	196,000	201,952
4.90%, 03/22/2033(b)	298,000	308,009
5.10%, 03/22/2043(b)	102,000	105,312
5.05%, 03/22/2053(b)	117,000	120,680
5.20%, 03/22/2063(b)	99,000	102,683
		947,209
Pharmaceuticals–0.47%
Eli Lilly and Co.,
4.70%, 02/27/2033	158,000	162,079
4.88%, 02/27/2053	154,000	159,416
4.95%, 02/27/2063	179,000	184,387
Mayo Clinic, Series 2021, 3.20%, 11/15/2061	93,000	65,682
		571,564
Precious Metals & Minerals–0.07%
Anglo American Capital PLC (South Africa), 3.63%, 09/11/2024(b)	83,000	81,048
Property & Casualty Insurance–0.04%
Allstate Corp. (The), 4.20%, 12/15/2046	2,000	1,689
Fairfax Financial Holdings Ltd. (Canada),
4.85%, 04/17/2028	2,000	1,950
3.38%, 03/03/2031	8,000	6,735
Liberty Mutual Group, Inc., 5.50%, 06/15/2052(b)	46,000	43,873
		54,247
Rail Transportation–0.37%
CSX Corp., 4.50%, 11/15/2052	66,000	60,506
	Principal Amount	Value
Rail Transportation–(continued)
Empresa de los Ferrocarriles del Estado (Chile), 3.83%, 09/14/2061(b)	$204,000	$140,184
Union Pacific Corp.,
4.50%, 01/20/2033	88,000	88,280
4.95%, 09/09/2052	49,000	49,930
5.15%, 01/20/2063	115,000	116,169
		455,069
Real Estate Development–0.00%
Piedmont Operating Partnership L.P., 3.15%, 08/15/2030	2,000	1,487
Regional Banks–0.71%
Citizens Financial Group, Inc.,
4.30%, 12/03/2025	11,000	9,895
2.50%, 02/06/2030	2,000	1,582
2.64%, 09/30/2032	6,000	4,306
5.64%, 05/21/2037(c)	65,000	59,557
Series G, 4.00%(c)(d)	32,000	24,480
Huntington Bancshares, Inc., 4.00%, 05/15/2025	6,000	5,668
M&T Bank Corp.,
3.55%, 07/26/2023	204,000	200,719
5.05%, 01/27/2034(c)	113,000	105,036
Santander Holdings USA, Inc., 3.50%, 06/07/2024	2,000	1,942
Truist Financial Corp.,
4.87%, 01/26/2029(c)	122,000	119,068
4.92%, 07/28/2033(c)	131,000	122,202
6.12%, 10/28/2033(c)	84,000	88,208
5.12%, 01/26/2034(c)	125,000	122,008
		864,671
Reinsurance–0.04%
Global Atlantic Fin Co., 4.70%, 10/15/2051(b)(c)	65,000	52,266
Reinsurance Group of America, Inc., 4.70%, 09/15/2023	2,000	1,995
		54,261
Research & Consulting Services–0.00%
Clarivate Science Holdings Corp., 3.88%, 07/01/2028(b)	3,000	2,681
Restaurants–0.08%
McDonald’s Corp., 5.15%, 09/09/2052	100,000	101,837
Retail REITs–0.20%
Agree L.P., 2.00%, 06/15/2028	4,000	3,394
Kimco Realty OP LLC, 2.70%, 10/01/2030	4,000	3,337
Kite Realty Group L.P., 4.00%, 10/01/2026	7,000	6,618
Kite Realty Group Trust, 4.75%, 09/15/2030	6,000	5,431
Realty Income Corp.,
2.20%, 06/15/2028	2,000	1,766
5.63%, 10/13/2032	57,000	59,265
2.85%, 12/15/2032	2,000	1,655
Regency Centers L.P., 2.95%, 09/15/2029	2,000	1,734
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value
Retail REITs–(continued)
Scentre Group Trust 2 (Australia), 4.75%, 09/24/2080(b)(c)	$166,000	$149,653
Spirit Realty L.P.,
3.20%, 01/15/2027	2,000	1,826
2.10%, 03/15/2028	2,000	1,682
2.70%, 02/15/2032	2,000	1,567
		237,928
Self-Storage REITs–0.66%
Extra Space Storage L.P., 5.70%, 04/01/2028	73,000	73,546
Prologis L.P., 4.63%, 01/15/2033	112,000	110,805
Prologis, L.P.,
4.75%, 06/15/2033(f)	409,000	406,748
5.25%, 06/15/2053	215,000	215,656
		806,755
Semiconductor Materials & Equipment–0.11%
Entegris Escrow Corp., 5.95%, 06/15/2030(b)	133,000	129,042
Semiconductors–0.02%
Broadcom, Inc.,
4.15%, 11/15/2030	6,000	5,567
3.14%, 11/15/2035(b)	6,000	4,619
4.93%, 05/15/2037(b)	6,000	5,462
QUALCOMM, Inc.,
2.15%, 05/20/2030	5,000	4,383
3.25%, 05/20/2050	5,000	3,874
		23,905
Single-Family Residential REITs–0.00%
Sun Communities Operating L.P., 2.70%, 07/15/2031	2,000	1,620
Soft Drinks & Non-alcoholic Beverages–0.15%
Coca-Cola Icecek A.S. (Turkey), 4.50%, 01/20/2029(b)	200,000	179,578
Sovereign Debt–2.33%
Airport Authority (Hong Kong), 4.88%, 01/12/2033(b)	200,000	206,464
Bahamas Government International Bond (Bahamas), 9.00%, 06/16/2029(b)	278,000	238,049
Bermuda Government International Bond (Bermuda), 5.00%, 07/15/2032(b)	200,000	201,088
Colombia Government International Bond (Colombia), 8.00%, 04/20/2033	200,000	205,197
Dominican Republic International Bond (Dominican Republic), 7.05%, 02/03/2031(b)	150,000	152,678
Indonesia Government International Bond (Indonesia), 4.55%, 01/11/2028	200,000	200,212
Israel Government International Bond (Israel), 4.50%, 01/17/2033	215,000	215,000
Philippine Government International Bond (Philippines),
4.63%, 07/17/2028	202,000	203,536
5.50%, 01/17/2048	209,000	213,761
	Principal Amount	Value
Sovereign Debt–(continued)
Republic of Poland Government International Bond (Poland), 5.75%, 11/16/2032	$5,000	$5,325
Romanian Government International Bond (Romania),
5.25%, 11/25/2027(b)	30,000	29,574
6.63%, 02/17/2028(b)	138,000	143,501
7.13%, 01/17/2033(b)	186,000	197,442
Saudi Government International Bond (Saudi Arabia),
4.75%, 01/18/2028(b)	200,000	202,607
4.88%, 07/18/2033(b)	210,000	212,323
5.00%, 01/18/2053(b)	225,000	209,605
		2,836,362
Specialized Consumer Services–0.04%
Grand Canyon University, 3.25%, 10/01/2023	50,500	49,869
Specialized Finance–0.21%
Blackstone Private Credit Fund, 1.75%, 09/15/2024	4,000	3,699
Mitsubishi HC Capital, Inc. (Japan), 3.64%, 04/13/2025(b)	256,000	247,809
		251,508
Specialty Chemicals–0.29%
Sasol Financing USA LLC (South Africa),
4.38%, 09/18/2026	200,000	181,014
5.50%, 03/18/2031	200,000	167,461
		348,475
Steel–0.44%
ArcelorMittal S.A. (Luxembourg), 6.55%, 11/29/2027	119,000	123,884
POSCO (South Korea),
5.63%, 01/17/2026(b)	200,000	202,411
5.75%, 01/17/2028(b)	200,000	206,539
		532,834
Systems Software–0.58%
Microsoft Corp., 2.53%, 06/01/2050	2,000	1,417
Oracle Corp.,
6.25%, 11/09/2032	269,000	289,471
4.90%, 02/06/2033	191,000	187,158
6.90%, 11/09/2052	112,000	125,694
5.55%, 02/06/2053	104,000	99,143
		702,883
Technology Hardware, Storage & Peripherals–0.01%
Apple, Inc.,
4.38%, 05/13/2045	5,000	4,860
4.25%, 02/09/2047	2,000	1,919
2.55%, 08/20/2060	7,000	4,628
2.80%, 02/08/2061	5,000	3,408
		14,815
Telecom Tower REITs–0.01%
American Tower Corp.,
3.00%, 06/15/2023	3,000	2,984
4.00%, 06/01/2025	5,000	4,883
		7,867
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value
Tobacco–0.61%
Philip Morris International, Inc.,
5.00%, 11/17/2025	$50,000	$50,416
5.13%, 11/17/2027	79,000	80,893
4.88%, 02/15/2028	150,000	151,489
5.13%, 02/15/2030	197,000	199,598
5.75%, 11/17/2032	46,000	48,306
5.38%, 02/15/2033	209,000	213,664
		744,366
Trading Companies & Distributors–0.23%
Air Lease Corp., 3.00%, 09/15/2023	2,000	1,974
GATX Corp., 4.90%, 03/15/2033	58,000	56,293
Triton Container International Ltd. (Bermuda),
2.05%, 04/15/2026(b)	105,000	93,280
3.15%, 06/15/2031(b)	156,000	124,222
		275,769
Transaction & Payment Processing Services–0.25%
Mastercard, Inc., 4.85%, 03/09/2033(f)	295,000	306,513
U.S. Treasury Notes–0.24%
U.S. Treasury Notes, 4.63%, 03/15/2026	289,100	295,706
Wireless Telecommunication Services–0.71%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
4.74%, 03/20/2025(b)	100,001	99,279
5.15%, 03/20/2028(b)	209,000	207,771
T-Mobile USA, Inc.,
5.05%, 07/15/2033	156,000	156,848
3.40%, 10/15/2052	9,000	6,489
5.65%, 01/15/2053	194,000	198,920
VEON Holdings B.V. (Netherlands), 3.38%, 11/25/2027(b)	200,000	145,000
Vodafone Group PLC (United Kingdom),
4.13%, 06/04/2081(c)	30,000	23,722
5.13%, 06/04/2081(c)	33,000	23,158
		861,187
Total U.S. Dollar Denominated Bonds & Notes (Cost $50,742,555)		49,214,528

Asset-Backed Securities–27.25%
Adjustable Rate Mortgage Trust, Series 2004-2, Class 6A1, 0.71%, 02/25/2035(i)	2,885	2,804
AmeriCredit Automobile Receivables Trust,
Series 2018-3, Class C, 3.74%, 10/18/2024	8,877	8,869
Series 2019-2, Class C, 2.74%, 04/18/2025	59,250	58,734
Series 2019-2, Class D, 2.99%, 06/18/2025	280,000	273,762
Series 2019-3, Class D, 2.58%, 09/18/2025	135,000	130,716
AMSR Trust, Series 2021-SFR3, Class B, 1.73%, 10/17/2038(b)	380,000	336,726
Principal Amount		Value

Angel Oak Mortgage Trust,
Series 2020-1, Class A1, 2.16%, 12/25/2059(b)(i)	$39,592	$37,412
Series 2020-3, Class A1, 1.69%, 04/25/2065(b)(i)	127,737	116,316
Series 2020-5, Class A1, 1.37%, 05/25/2065(b)(i)	17,456	15,848
Series 2021-3, Class A1, 1.07%, 05/25/2066(b)(i)	93,096	77,027
Series 2021-7, Class A1, 1.98%, 10/25/2066(b)(i)	212,000	174,222
Series 2022-1, Class A1, 2.88%, 12/25/2066(b)(j)	364,846	321,719
Avis Budget Rental Car Funding (AESOP) LLC,
Series 2022-1A, Class A, 3.83%, 08/21/2028(b)	560,000	533,091
Series 2023-1A, Class A, 5.25%, 04/20/2029(b)	102,000	102,464
Series 2023-4A, Class A, 5.49%, 06/20/2029(b)	354,000	353,677
Bain Capital Credit CLO Ltd., Series 2017-2A, Class AR2, 6.00% (3 mo. USD LIBOR + 1.18%), 07/25/2034(b)(e)	731,000	713,609
Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class AS, 3.99%, 09/15/2048(i)	70,000	65,743
Banc of America Funding Trust,
Series 2007-1, Class 1A3, 6.00%, 01/25/2037	31,811	26,248
Series 2007-C, Class 1A4, 3.94%, 05/20/2036(i)	10,349	8,940
Banc of America Mortgage Trust, Series 2007-1, Class 1A24, 6.00%, 03/25/2037	20,338	16,572
Bank, Series 2019-BNK16, Class XA, IO, 0.94%, 02/15/2052(k)	1,515,452	62,713
Bayview MSR Opportunity Master Fund Trust,
Series 2021-4, Class A3, 3.00%, 10/25/2051(b)(i)	315,791	268,155
Series 2021-4, Class A4, 2.50%, 10/25/2051(b)(i)	315,791	257,071
Series 2021-4, Class A8, 2.50%, 10/25/2051(b)(i)	298,055	258,533
Series 2021-5, Class A1, 3.00%, 11/25/2051(b)(i)	325,755	276,616
Series 2021-5, Class A2, 2.50%, 11/25/2051(b)(i)	397,211	323,352
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-9, Class A1, 0.76% (1 yr. U.S. Treasury Yield Curve Rate + 2.30%), 10/25/2035(e)	24,547	22,833
Series 2006-1, Class A1, 0.65% (1 yr. U.S. Treasury Yield Curve Rate + 2.25%), 02/25/2036(e)	26,349	24,802
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value

Benchmark Mortgage Trust,
Series 2018-B1, Class XA, IO, 0.55%, 01/15/2051(k)	$1,277,844	$24,994
Series 2018-B3, Class C, 4.53%, 04/10/2051(i)	42,000	36,118
Series 2019-B14, Class A5, 3.05%, 12/15/2062	90,000	78,804
Series 2019-B14, Class C, 3.77%, 12/15/2062(i)	83,700	64,706
Series 2019-B15, Class B, 3.56%, 12/15/2072	70,000	59,047
BRAVO Residential Funding Trust, Series 2021-NQM2, Class A1, 0.97%, 03/25/2060(b)(i)	85,852	80,431
BX Commercial Mortgage Trust,
Series 2021-ACNT, Class A, 5.54% (1 mo. USD LIBOR + 0.85%), 11/15/2038(b)(e)	235,000	226,242
Series 2021-VOLT, Class A, 5.38% (1 mo. USD LIBOR + 0.70%), 09/15/2036(b)(e)	250,000	240,724
Series 2021-VOLT, Class B, 5.63% (1 mo. USD LIBOR + 0.95%), 09/15/2036(b)(e)	225,000	213,859
Series 2021-VOLT, Class D, 6.33% (1 mo. USD LIBOR + 1.65%), 09/15/2036(b)(e)	100,000	94,234
Series 2021-XL2, Class B, 5.68% (1 mo. USD LIBOR + 1.00%), 10/15/2038(b)(e)	97,305	92,373
BX Trust,
Series 2022-CLS, Class A, 5.76%, 10/13/2027(b)	130,000	127,278
Series 2022-LBA6, Class A, 5.83% (1 mo. Term SOFR + 1.00%), 01/15/2039(b)(e)	320,000	309,290
Series 2022-LBA6, Class B, 6.13% (1 mo. Term SOFR + 1.30%), 01/15/2039(b)(e)	230,000	220,092
Series 2022-LBA6, Class C, 6.43% (1 mo. Term SOFR + 1.60%), 01/15/2039(b)(e)	100,000	95,222
CCG Receivables Trust,
Series 2019-2, Class B, 2.55%, 03/15/2027(b)	87,788	87,470
Series 2019-2, Class C, 2.89%, 03/15/2027(b)	100,000	99,601
CD Mortgage Trust, Series 2017-CD6, Class XA, IO, 0.88%, 11/13/2050(k)	641,925	17,131
Cedar Funding IX CLO Ltd., Series 2018-9A, Class A1, 5.79% (3 mo. USD LIBOR + 0.98%), 04/20/2031(b)(e)	250,000	247,955
Chase Home Lending Mortgage Trust,
Series 2019-ATR1, Class A15, 4.00%, 04/25/2049(b)(i)	4,338	4,063
Series 2019-ATR2, Class A3, 3.50%, 07/25/2049(b)(i)	23,215	21,004
Chase Mortgage Finance Corp.,
Series 2016-SH1, Class M3, 3.75%, 04/25/2045(b)(i)	26,200	22,139
Series 2016-SH2, Class M3, 3.75%, 12/25/2045(b)(i)	32,543	28,436
Principal Amount		Value

Chase Mortgage Finance Trust, Series 2005-A2, Class 1A3, 3.99%, 01/25/2036(i)	$31,698	$27,321
Citigroup Commercial Mortgage Trust,
Series 2013-GC17, Class XA, IO, 0.99%, 11/10/2046(k)	332,742	753
Series 2014-GC21, Class AA, 3.48%, 05/10/2047	17,488	17,250
Series 2017-C4, Class XA, IO, 1.03%, 10/12/2050(k)	1,727,211	57,201
Citigroup Mortgage Loan Trust,
Series 2006-AR1, Class 1A1, 7.11% (1 yr. U.S. Treasury Yield Curve Rate + 2.40%), 10/25/2035(e)	67,389	63,915
Series 2021-INV3, Class A3, 2.50%, 05/25/2051(b)(i)	316,134	257,351
COLT Mortgage Loan Trust,
Series 2020-2, Class A1, 1.85%, 03/25/2065(b)(i)	11,007	10,837
Series 2021-5, Class A1, 1.73%, 11/26/2066(b)(i)	195,158	165,046
Series 2022-1, Class A1, 2.28%, 12/27/2066(b)(i)	247,669	217,488
Series 2022-2, Class A1, 2.99%, 02/25/2067(b)(j)	247,290	222,413
Series 2022-3, Class A1, 3.90%, 02/25/2067(b)(i)	328,265	305,928
COMM Mortgage Trust,
Series 2014-CR20, Class ASB, 3.31%, 11/10/2047	19,700	19,248
Series 2014-CR21, Class AM, 3.99%, 12/10/2047	715,000	684,111
Series 2014-LC15, Class AM, 4.20%, 04/10/2047	170,000	165,592
Series 2014-UBS6, Class AM, 4.05%, 12/10/2047	475,000	456,424
Series 2015-CR25, Class B, 4.52%, 08/10/2048(i)	72,000	68,052
Countrywide Home Loans Mortgage Pass-Through Trust,
Series 2005-17, Class 1A8, 5.50%, 09/25/2035	2,620	2,399
Series 2005-26, Class 1A8, 5.50%, 11/25/2035	30,003	19,458
Series 2005-J4, Class A7, 5.50%, 11/25/2035	3,414	2,841
Credit Suisse Mortgage Capital Ctfs., Series 2020-SPT1, Class A1, 1.62%, 04/25/2065(b)(j)	6,399	6,270
Credit Suisse Mortgage Capital Trust,
Series 2021-NQM1, Class A1, 0.81%, 05/25/2065(b)(i)	47,061	39,882
Series 2021-NQM2, Class A1, 1.18%, 02/25/2066(b)(i)	101,221	85,784
Series 2022-ATH1, Class A1A, 2.87%, 01/25/2067(b)(i)	379,907	353,305
Series 2022-ATH1, Class A1B, 3.35%, 01/25/2067(b)(i)	115,000	102,214
Series 2022-ATH2, Class A1, 4.55%, 05/25/2067(b)(i)	300,452	291,113
CSAIL Commercial Mortgage Trust, Series 2020-C19, Class A3, 2.56%, 03/15/2053	776,000	655,219
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value

CSFB Mortgage-Backed Pass-Through Ctfs., Series 2004-AR5, Class 3A1, 3.60%, 06/25/2034(i)	$7,116	$6,503
CSMC Mortgage-Backed Trust, Series 2006-6, Class 1A4, 6.00%, 07/25/2036	96,386	51,499
DB Master Finance LLC,
Series 2019-1A, Class A23, 4.35%, 05/20/2049(b)	48,250	45,668
Series 2019-1A, Class A2II, 4.02%, 05/20/2049(b)	48,250	46,012
Domino’s Pizza Master Issuer LLC, Series 2019-1A, Class A2, 3.67%, 10/25/2049(b)	105,730	94,357
Dryden 93 CLO Ltd., Series 2021-93A, Class A1A, 5.87% (3 mo. USD LIBOR + 1.08%), 01/15/2034(b)(e)	100,056	97,943
DT Auto Owner Trust, Series 2019-3A, Class D, 2.96%, 04/15/2025(b)	33,109	32,795
Ellington Financial Mortgage Trust,
Series 2019-2, Class A1, 2.74%, 11/25/2059(b)(i)	19,654	18,334
Series 2020-1, Class A1, 2.01%, 05/25/2065(b)(i)	13,993	13,405
Series 2021-1, Class A1, 0.80%, 02/25/2066(b)(i)	35,559	29,841
Series 2022-1, Class A1, 2.21%, 01/25/2067(b)(i)	244,622	206,359
Series 2022-3, Class A1, 5.00%, 08/25/2067(b)(j)	280,171	273,521
Exeter Automobile Receivables Trust, Series 2019-4A, Class D, 2.58%, 09/15/2025(b)	155,922	153,015
Extended Stay America Trust, Series 2021-ESH, Class B, 6.07% (1 mo. USD LIBOR + 1.38%), 07/15/2038(b)(e)	112,262	108,936
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class 1A6, 5.50% (1 mo. USD LIBOR + 0.65%), 11/25/2035(e)	55,329	24,797
Flagstar Mortgage Trust,
Series 2021-11IN, Class A6, 3.70%, 11/25/2051(b)(i)	496,353	430,538
Series 2021-8INV, Class A6, 2.50%, 09/25/2051(b)(i)	163,418	141,749
GCAT Trust, Series 2019-NQM3, Class A1, 2.69%, 11/25/2059(b)(i)	19,514	18,219
GMACM Mortgage Loan Trust, Series 2006-AR1, Class 1A1, 3.28%, 04/19/2036(i)	32,614	24,668
GoldenTree Loan Management US CLO 5 Ltd., Series 2019-5A, Class AR, 5.88% (3 mo. USD LIBOR + 1.07%), 10/20/2032(b)(e)	260,000	255,815
Golub Capital Partners CLO 40(A) Ltd., Series 2019-40A, Class AR, 5.91% (3 mo. USD LIBOR + 1.09%), 01/25/2032(b)(e)	330,000	324,248
GS Mortgage Securities Corp. Trust, Series 2022-SHIP, Class A, 5.56% (1 mo. Term SOFR + 0.73%), 08/15/2036(b)(e)	125,000	123,835
Principal Amount		Value

GS Mortgage Securities Trust,
Series 2013-GC16, Class AS, 4.65%, 11/10/2046	$45,000	$44,361
Series 2014-GC18, Class AAB, 3.65%, 01/10/2047	12,049	11,941
Series 2020-GC45, Class A5, 2.91%, 02/13/2053	50,000	43,280
Series 2020-GC47, Class A5, 2.38%, 05/12/2053	300,000	249,094
GS Mortgage-Backed Securities Trust, Series 2021-INV1, Class A6, 2.50%, 12/25/2051(b)(i)	277,915	241,784
GSR Mortgage Loan Trust, Series 2005-AR4, Class 6A1, 3.65%, 07/25/2035(i)	10,700	9,683
Hertz Vehicle Financing III L.P.,
Series 2021-2A, Class A, 1.68%, 12/27/2027(b)	113,000	100,284
Series 2021-2A, Class B, 2.12%, 12/27/2027(b)	103,000	90,898
Hertz Vehicle Financing LLC, Series 2021-1A, Class A, 1.21%, 12/26/2025(b)	104,000	97,432
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2013-C16, Class AS, 4.52%, 12/15/2046	300,000	295,712
Series 2013-LC11, Class AS, 3.22%, 04/15/2046	40,000	36,830
Series 2014-C20, Class AS, 4.04%, 07/15/2047	220,000	211,617
JP Morgan Mortgage Trust,
Series 2007-A1, Class 5A1, 4.00%, 07/25/2035(i)	14,071	13,456
Series 2021-LTV2, Class A1, 2.52%, 05/25/2052(b)(i)	369,531	303,440
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C24, Class B, 4.12%, 11/15/2047(i)	245,000	222,524
Series 2014-C25, Class AS, 4.07%, 11/15/2047	200,000	191,777
Series 2015-C27, Class XA, IO, 1.13%, 02/15/2048(k)	1,861,748	29,820
KKR CLO 30 Ltd., Series 30A, Class A1R, 5.81% (3 mo. USD LIBOR + 1.02%), 10/17/2031(b)(e)	268,000	264,607
Lehman Structured Securities Corp., Series 2002-GE1, Class A, 0.00%, 07/26/2024(b)(i)	8,912	905
Life Mortgage Trust,
Series 2021-BMR, Class A, 5.64% (1 mo. Term SOFR + 0.81%), 03/15/2038(b)(e)	152,360	147,999
Series 2021-BMR, Class B, 5.82% (1 mo. Term SOFR + 0.99%), 03/15/2038(b)(e)	334,210	320,327
Series 2021-BMR, Class C, 6.04% (1 mo. Term SOFR + 1.21%), 03/15/2038(b)(e)	108,127	102,900
Madison Park Funding XLVIII Ltd., Series 2021-48A, Class A, 5.95% (3 mo. USD LIBOR + 1.15%), 04/19/2033(b)(e)	742,000	735,082
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value

MASTR Asset Backed Securities Trust, Series 2006-WMC3, Class A3, 4.95% (1 mo. USD LIBOR + 0.20%), 08/25/2036(e)	$35,970	$12,291
Med Trust,
Series 2021-MDLN, Class A, 5.64% (1 mo. USD LIBOR + 0.95%), 11/15/2038(b)(e)	264,215	254,738
Series 2021-MDLN, Class B, 6.14% (1 mo. USD LIBOR + 1.45%), 11/15/2038(b)(e)	366,910	351,540
Mello Mortgage Capital Acceptance Trust,
Series 2021-INV2, Class A4, 2.50%, 08/25/2051(b)(i)	202,954	176,042
Series 2021-INV3, Class A4, 2.50%, 10/25/2051(b)(i)	197,247	171,093
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 3A, 2.39%, 11/25/2035(i)	6,216	5,601
MFA Trust,
Series 2021-AEI1, Class A3, 2.50%, 08/25/2051(b)(i)	251,514	204,747
Series 2021-AEI1, Class A4, 2.50%, 08/25/2051(b)(i)	286,736	249,101
Series 2021-INV2, Class A1, 1.91%, 11/25/2056(b)(i)	279,423	239,120
MHP Commercial Mortgage Trust,
Series 2021-STOR, Class A, 5.38% (1 mo. USD LIBOR + 0.70%), 07/15/2038(b)(e)	125,000	120,373
Series 2021-STOR, Class B, 5.58% (1 mo. USD LIBOR + 0.90%), 07/15/2038(b)(e)	105,000	100,067
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C9, Class AS, 3.46%, 05/15/2046	225,000	224,125
Series 2014-C19, Class AS, 3.83%, 12/15/2047	595,000	569,382
Morgan Stanley Capital I Trust,
Series 2017-HR2, Class XA, IO, 0.85%, 12/15/2050(k)	546,920	18,185
Series 2019-L2, Class A4, 4.07%, 03/15/2052	80,000	75,166
Series 2019-L3, Class AS, 3.49%, 11/15/2052	60,000	52,346
Morgan Stanley Re-REMIC Trust, Series 2012-R3, Class 1B, 6.00%, 11/26/2036(b)(i)	212,766	165,700
MVW LLC, Series 2019-2A, Class A, 2.22%, 10/20/2038(b)	28,868	27,065
MVW Owner Trust, Series 2019-1A, Class A, 2.89%, 11/20/2036(b)	23,270	22,059
Neuberger Berman Loan Advisers CLO 24 Ltd., Series 2017-24A, Class AR, 5.82% (3 mo. USD LIBOR + 1.02%), 04/19/2030(b)(e)	285,658	283,268
Neuberger Berman Loan Advisers CLO 40 Ltd., Series 2021-40A, Class A, 5.85% (3 mo. USD LIBOR + 1.06%), 04/16/2033(b)(e)	250,000	246,751
Principal Amount		Value

New Residential Mortgage Loan Trust,
Series 2019-NQM4, Class A1, 2.49%, 09/25/2059(b)(i)	$16,475	$15,140
Series 2020-NQM1, Class A1, 2.46%, 01/26/2060(b)(i)	22,175	20,321
Series 2022-NQM2, Class A1, 3.08%, 03/27/2062(b)(i)	242,247	221,779
OBX Trust,
Series 2022-NQM1, Class A1, 2.31%, 11/25/2061(b)(i)	282,216	242,510
Series 2022-NQM2, Class A1, 2.95%, 01/25/2062(b)(i)	329,689	294,386
Series 2022-NQM2, Class A1A, 2.78%, 01/25/2062(b)(j)	237,043	214,880
Series 2022-NQM2, Class A1B, 3.38%, 01/25/2062(b)(j)	235,000	199,552
Oceanview Mortgage Trust, Series 2021-3, Class A5, 2.50%, 07/25/2051(b)(i)	248,199	216,350
OCP CLO Ltd. (Cayman Islands),
Series 2017-13A, Class A1AR, 5.75% (3 mo. USD LIBOR + 0.96%), 07/15/2030(b)(e)	250,000	246,734
Series 2020-8RA, Class A1, 6.01% (3 mo. USD LIBOR + 1.22%), 01/17/2032(b)(e)	433,000	427,113
Octagon Investment Partners 31 LLC, Series 2017-1A, Class AR, 5.86% (3 mo. USD LIBOR + 1.05%), 07/20/2030(b)(e)	484,989	480,991
Octagon Investment Partners 49 Ltd., Series 2020-5A, Class A1, 6.01% (3 mo. USD LIBOR + 1.22%), 01/15/2033(b)(e)	400,000	395,420
OHA Loan Funding Ltd., Series 2016-1A, Class AR, 6.07% (3 mo. USD LIBOR + 1.26%), 01/20/2033(b)(e)	287,936	284,113
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 09/15/2054(b)	114,000	93,861
Onslow Bay Mortgage Loan Trust, Series 2021-NQM4, Class A1, 1.96%, 10/25/2061(b)(i)	317,539	259,156
Prestige Auto Receivables Trust, Series 2019-1A, Class C, 2.70%, 10/15/2024(b)	22,429	22,378
Progress Residential Trust,
Series 2020-SFR1, Class A, 1.73%, 04/17/2037(b)	493,430	459,544
Series 2021-SFR10, Class A, 2.39%, 12/17/2040(b)	239,551	206,890
Series 2022-SFR5, Class A, 4.45%, 06/17/2039(b)	252,826	243,692
Race Point VIII CLO Ltd., Series 2013-8A, Class AR2, 5.96% (3 mo. USD LIBOR + 1.04%), 02/20/2030(b)(e)	245,960	243,346
Residential Accredit Loans, Inc. Trust,
Series 2006-QS13, Class 1A8, 6.00%, 09/25/2036	267	203
Series 2007-QS6, Class A28, 5.75%, 04/25/2037	3,487	2,754
Residential Mortgage Loan Trust, Series 2020-1, Class A1, 2.38%, 01/26/2060(b)(i)	25,777	24,598
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Principal Amount		Value

RUN Trust, Series 2022-NQM1, Class A1, 4.00%, 03/25/2067(b)	$229,798	$213,091
Santander Drive Auto Receivables Trust,
Series 2019-2, Class D, 3.22%, 07/15/2025	65,517	65,173
Series 2019-3, Class D, 2.68%, 10/15/2025	45,731	45,515
SG Residential Mortgage Trust,
Series 2022-1, Class A1, 3.17%, 03/27/2062(b)(i)	367,741	331,946
Series 2022-1, Class A2, 3.58%, 03/27/2062(b)(i)	121,029	109,383
Sonic Capital LLC,
Series 2020-1A, Class A2I, 3.85%, 01/20/2050(b)	48,708	45,077
Series 2021-1A, Class A2I, 2.19%, 08/20/2051(b)	157,600	129,217
Series 2021-1A, Class A2II, 2.64%, 08/20/2051(b)	157,600	120,999
STAR Trust,
Series 2021-1, Class A1, 1.22%, 05/25/2065(b)(i)	163,025	141,050
Series 2021-SFR1, Class A, 5.31% (1 mo. USD LIBOR + 0.60%), 04/17/2038(b)(e)	790,980	768,336
Starwood Mortgage Residential Trust,
Series 2020-1, Class A1, 2.28%, 02/25/2050(b)(i)	10,638	10,136
Series 2020-INV1, Class A1, 1.03%, 11/25/2055(b)(i)	27,344	24,164
Series 2021-6, Class A1, 1.92%, 11/25/2066(b)(i)	383,309	317,600
Series 2022-1, Class A1, 2.45%, 12/25/2066(b)(i)	292,924	253,760
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12, Class 3A2, 5.13%, 09/25/2034(i)	3,865	3,679
Structured Asset Securities Corp. Mortgage Pass-Through Ctfs., Series 2003-34A, Class 5A5, 4.44%, 11/25/2033(i)	32,586	29,026
Symphony CLO XXII Ltd., Series 2020-22A, Class A1A, 6.08% (3 mo. USD LIBOR + 1.29%), 04/18/2033(b)(e)	250,000	247,154
Synchrony Card Funding LLC, Series 2022-A2, Class A, 3.86%, 07/15/2028	428,000	420,324
Textainer Marine Containers VII Ltd., Series 2021-2A, Class A, 2.23%, 04/20/2046(b)	372,533	323,340
Thornburg Mortgage Securities Trust, Series 2005-1, Class A3, 4.66%, 04/25/2045(i)	17,063	15,696
TICP CLO XV Ltd., Series 2020-15A, Class A, 6.09% (3 mo. USD LIBOR + 1.28%), 04/20/2033(b)(e)	521,000	515,176
Towd Point Mortgage Trust, Series 2017-2, Class A1, 2.75%, 04/25/2057(b)(i)	4,945	4,895
Tricon American Homes Trust, Series 2020-SFR2, Class A, 1.48%, 11/17/2039(b)	286,783	242,487
	Principal Amount	Value

UBS Commercial Mortgage Trust,
Series 2017-C5, Class XA, IO, 1.07%, 11/15/2050(k)	$972,371	$30,603
Series 2019-C16, Class A4, 3.60%, 04/15/2052	80,000	73,138
Verus Securitization Trust,
Series 2020-1, Class A1, 2.42%, 01/25/2060(b)(j)	56,995	54,100
Series 2020-1, Class A2, 2.64%, 01/25/2060(b)(j)	59,061	55,985
Series 2020-INV1, Class A1, 0.33%, 03/25/2060(b)(i)	13,568	13,250
Series 2021-1, Class A1B, 1.32%, 01/25/2066(b)(i)	99,597	81,525
Series 2021-7, Class A1, 1.83%, 10/25/2066(b)(i)	310,261	264,229
Series 2021-R1, Class A1, 0.82%, 10/25/2063(b)(i)	114,687	103,368
Series 2022-1, Class A1, 2.72%, 01/25/2067(b)(j)	240,814	215,377
Series 2022-3, Class A1, 4.13%, 02/25/2067(b)(j)	268,592	252,278
Series 2022-7, Class A1, 5.15%, 07/25/2067(b)(j)	103,772	101,787
Series 2022-INV2, Class A1, 6.79%, 10/25/2067(b)(j)	155,089	156,299
Visio Trust, Series 2020-1R, Class A1, 1.31%, 11/25/2055(b)	57,673	52,335
WaMu Mortgage Pass-Through Ctfs. Trust,
Series 2003-AR10, Class A7, 4.23%, 10/25/2033(i)	21,440	19,806
Series 2005-AR14, Class 1A4, 3.91%, 12/25/2035(i)	45,014	41,280
Series 2005-AR16, Class 1A1, 3.86%, 12/25/2035(i)	23,306	20,666
Wells Fargo Commercial Mortgage Trust,
Series 2015-NXS1, Class ASB, 2.93%, 05/15/2048	75,276	73,983
Series 2017-C42, Class XA, IO, 0.86%, 12/15/2050(k)	863,840	28,416
Wendy’s Funding LLC, Series 2018-1A, Class A2II, 3.88%, 03/15/2048(b)	56,850	52,692
WFRBS Commercial Mortgage Trust,
Series 2013-C14, Class AS, 3.49%, 06/15/2046	150,000	137,911
Series 2014-C20, Class AS, 4.18%, 05/15/2047	130,000	126,435
Series 2014-LC14, Class AS, 4.35%, 03/15/2047(i)	145,000	141,572
Zaxby’s Funding LLC, Series 2021-1A, Class A2, 3.24%, 07/30/2051(b)	503,828	423,936
Total Asset-Backed Securities (Cost $36,473,670)		33,227,678
U.S. Treasury Securities–21.48%
U.S. Treasury Bills–0.15%(l)(m)
4.40% - 4.70%, 05/11/2023	186,000	185,083
U.S. Treasury Bonds–4.67%
3.88%, 02/15/2043	2,846,900	2,872,922
4.00%, 11/15/2052	2,661,000	2,824,818
		5,697,740
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value
U.S. Treasury Notes–16.66%
4.63%, 02/28/2025(f)	$47,500	$47,966
4.00%, 02/29/2028(f)	9,042,000	9,206,239
4.00%, 02/28/2030	1,656,600	1,700,604
3.50%, 02/15/2033	9,347,100	9,362,435
		20,317,244
Total U.S. Treasury Securities (Cost $25,521,215)		26,200,067
U.S. Government Sponsored Agency Mortgage-Backed Securities–18.02%
Collateralized Mortgage Obligations–0.87%
Fannie Mae Interest STRIPS,
IO, 7.50%, 05/25/2023 to 11/25/2029(n)	13,498	1,778
7.00%, 06/25/2023 to 04/25/2032(n)	61,279	11,137
6.50%, 04/25/2029 to 02/25/2033(k)(n)	193,894	29,258
6.00%, 02/25/2033 to 03/25/2036(k)(n)	159,234	26,452
5.50%, 09/25/2033 to 06/25/2035(k)(n)	239,081	38,479
Fannie Mae REMICs,
IO, 5.50%, 04/25/2023 to 07/25/2046(n)	53,693	7,600
3.00%, 11/25/2027(n)	41,798	1,743
2.25% (7.10% - (1.00 x 1 mo. USD LIBOR)), 11/25/2030(e)(n)	30,627	1,943
3.14% (7.90% - (1.00 x 1 mo. USD LIBOR)), 11/18/2031 to 12/18/2031(e)(n)	2,097	193
3.05% (7.90% - (1.00 x 1 mo. USD LIBOR)), 11/25/2031(e)(n)	43,476	4,050
2.40% (7.25% - (1.00 x 1 mo. USD LIBOR)), 01/25/2032(e)(n)	2,249	209
3.10% (7.95% - (1.00 x 1 mo. USD LIBOR)), 01/25/2032(e)(n)	10,539	979
3.24% (8.00% - (1.00 x 1 mo. USD LIBOR)), 03/18/2032 to 12/18/2032(e)(n)	4,220	438
3.25% (8.10% - (1.00 x 1 mo. USD LIBOR)), 03/25/2032 to 04/25/2032(e)(n)	3,440	354
2.15% (7.00% - (1.00 x 1 mo. USD LIBOR)), 04/25/2032 to 09/25/2032(e)(n)	11,093	853
2.95% (7.80% - (1.00 x 1 mo. USD LIBOR)), 04/25/2032(e)(n)	359	37
3.15% (8.00% - (1.00 x 1 mo. USD LIBOR)), 04/25/2032 to 12/25/2032(e)(n)	164,632	17,686
3.34% (8.10% - (1.00 x 1 mo. USD LIBOR)), 12/18/2032(e)(n)	14,779	964
3.40% (8.25% - (1.00 x 1 mo. USD LIBOR)), 02/25/2033 to 05/25/2033(e)(n)	62,075	8,553
7.00%, 04/25/2033(n)	2,151	309
1.20% (6.05% - (1.00 x 1 mo. USD LIBOR)), 03/25/2035 to 07/25/2038(e)(n)	31,594	1,878
1.90% (6.75% - (1.00 x 1 mo. USD LIBOR)), 03/25/2035 to 05/25/2035(e)(n)	11,435	692
Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
1.75% (6.60% - (1.00 x 1 mo. USD LIBOR)), 05/25/2035(e)(n)	$21,531	$1,292
1.85% (6.70% - (1.00 x 1 mo. USD LIBOR)), 05/25/2035(e)(n)	81,026	6,160
3.50%, 08/25/2035(n)	184,410	22,689
1.25% (6.10% - (1.00 x 1 mo. USD LIBOR)), 10/25/2035(e)(n)	71,878	5,999
1.70% (6.55% - (1.00 x 1 mo. USD LIBOR)), 10/25/2041(e)(n)	19,879	1,462
1.30% (6.15% - (1.00 x 1 mo. USD LIBOR)), 12/25/2042(e)(n)	45,604	5,154
1.05% (5.90% - (1.00 x 1 mo. USD LIBOR)), 09/25/2047(e)(n)	301,435	23,513
6.50%, 06/25/2023 to 10/25/2031	49,518	50,833
4.00%, 08/25/2026 to 08/25/2047(n)	64,882	8,401
6.00%, 11/25/2028 to 12/25/2031	51,709	53,365
5.10% (1 mo. USD LIBOR + 0.25%), 08/25/2035(e)	481	476
6.80% (24.57% - (3.67 x 1 mo. USD LIBOR)), 03/25/2036(e)	28,798	34,823
6.43% (24.20% - (3.67 x 1 mo. USD LIBOR)), 06/25/2036(e)	33,683	40,212
5.79% (1 mo. USD LIBOR + 0.94%), 06/25/2037(e)	11,273	11,364
PO, 0.00%, 09/25/2023(o)	859	852
Freddie Mac Multifamily Structured Pass-Through Ctfs.,
Series KC02, Class X1, IO, 1.91%, 03/25/2024(k)	3,890,652	11,861
Series KC03, Class X1, IO, 0.63%, 11/25/2024(k)	2,609,339	22,420
Series K734, Class X1, IO, 0.65%, 02/25/2026(k)	2,008,752	29,054
Series K735, Class X1, IO, 1.10%, 05/25/2026(k)	2,010,482	48,266
Series K083, Class AM, 4.03%, 10/25/2028(i)	23,000	22,621
Series K085, Class AM, 4.06%, 10/25/2028(i)	23,000	22,707
Series K089, Class AM, 3.63%, 01/25/2029(i)	39,000	37,707
Series K088, Class AM, 3.76%, 01/25/2029(i)	92,000	89,594
Series K093, Class X1, IO, 0.95%, 05/25/2029(k)	1,679,793	78,215
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value
Collateralized Mortgage Obligations–(continued)
Freddie Mac REMICs,
6.75%, 02/15/2024	$317	$317
6.50%, 02/15/2028 to 06/15/2032	204,420	210,278
8.00%, 03/15/2030	383	405
5.68% (1 mo. USD LIBOR + 1.00%), 02/15/2032(e)	437	442
3.50%, 05/15/2032	7,467	7,190
7.57% (24.75% - (3.67 x 1 mo. USD LIBOR)), 08/15/2035(e)	4,422	5,383
5.08% (1 mo. USD LIBOR + 0.40%), 09/15/2035(e)	637	628
IO, 2.97% (7.65% - (1.00 x 1 mo. USD LIBOR)), 07/15/2026 to 03/15/2029(e)(n)	41,141	1,246
3.00%, 06/15/2027 to 05/15/2040(n)	145,959	6,606
2.50%, 05/15/2028(n)	31,575	1,300
3.99% (8.70% - (1.00 x 1 mo. USD LIBOR)), 07/17/2028(e)(n)	103	1
3.42% (8.10% - (1.00 x 1 mo. USD LIBOR)), 06/15/2029(e)(n)	643	41
2.02% (6.70% - (1.00 x 1 mo. USD LIBOR)), 01/15/2035(e)(n)	167,938	8,867
2.07% (6.75% - (1.00 x 1 mo. USD LIBOR)), 02/15/2035(e)(n)	17,670	993
2.04% (6.72% - (1.00 x 1 mo. USD LIBOR)), 05/15/2035(e)(n)	18,561	1,068
1.47% (6.15% - (1.00 x 1 mo. USD LIBOR)), 07/15/2035(e)(n)	5,282	217
2.32% (7.00% - (1.00 x 1 mo. USD LIBOR)), 12/15/2037(e)(n)	3,394	362
1.32% (6.00% - (1.00 x 1 mo. USD LIBOR)), 04/15/2038(e)(n)	3,437	331
1.39% (6.07% - (1.00 x 1 mo. USD LIBOR)), 05/15/2038(e)(n)	116,890	9,815
1.57% (6.25% - (1.00 x 1 mo. USD LIBOR)), 12/15/2039(e)(n)	29,912	2,095
1.42% (6.10% - (1.00 x 1 mo. USD LIBOR)), 01/15/2044(e)(n)	43,762	4,670
4.00%, 03/15/2045(n)	17,446	1,037
Freddie Mac STRIPS,
PO, 0.00%, 06/01/2026(o)	4,821	4,540
IO, 3.00%, 12/15/2027(n)	60,006	3,013
3.27%, 12/15/2027(k)	15,198	676
7.00%, 09/01/2029(n)	1,434	195
7.50%, 12/15/2029(n)	27,835	4,116
6.00%, 12/15/2032(n)	17,958	2,273
		1,062,730
	Principal Amount	Value
Federal Home Loan Mortgage Corp. (FHLMC)–0.22%
9.00%, 01/01/2025 to 05/01/2025	$649	$658
6.50%, 07/01/2028 to 04/01/2034	37,435	38,725
6.00%, 10/01/2029	41,171	42,369
7.00%, 10/01/2031 to 10/01/2037	25,930	26,661
5.00%, 12/01/2034	728	736
5.50%, 09/01/2039	69,739	72,350
4.00%, 11/01/2048 to 07/01/2049	89,924	87,438
		268,937
Federal National Mortgage Association (FNMA)–0.30%
7.00%, 01/01/2030 to 12/01/2032	8,677	8,911
3.50%, 12/01/2030 to 05/01/2047	333,242	316,037
6.50%, 09/01/2031 to 01/01/2034	2,613	2,704
7.50%, 01/01/2033	1,079	1,126
5.50%, 02/01/2035 to 05/01/2036	40,432	41,762
		370,540
Government National Mortgage Association (GNMA)–4.20%
7.00%, 12/15/2023 to 08/15/2031	595	610
8.50%, 11/15/2024	205	204
6.50%, 11/15/2031	731	764
6.00%, 11/15/2032	574	591
4.00%, 07/20/2049	27,784	27,004
IO, 2.77% (7.50% - (1.00 x 1 mo. USD LIBOR)), 02/16/2032(e)(n)	9,233	2
1.82% (6.55% - (1.00 x 1 mo. USD LIBOR)), 04/16/2037(e)(n)	23,606	1,808
1.92% (6.65% - (1.00 x 1 mo. USD LIBOR)), 04/16/2041(e)(n)	149,935	9,296
4.50%, 09/16/2047(n)	114,573	18,437
1.47% (6.20% - (1.00 x 1 mo. USD LIBOR)), 10/16/2047(e)(n)	108,597	10,508
TBA, 2.00%, 04/01/2053(p)	345,000	293,119
4.50%, 04/01/2053(p)	2,685,000	2,644,806
5.50%, 04/01/2053(p)	2,088,000	2,111,782
		5,118,931
Uniform Mortgage-Backed Securities–12.43%
TBA, 2.00%, 04/01/2038 to 04/01/2053(p)	1,286,000	1,126,021
3.50%, 04/01/2053(p)	3,400,000	3,159,477
5.00%, 04/01/2053(p)	6,135,000	6,119,183
5.50%, 04/01/2053(p)	4,700,000	4,747,826
		15,152,507
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $22,997,782)		21,973,645
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

	Principal Amount	Value

Agency Credit Risk Transfer Notes–0.91%
Fannie Mae Connecticut Avenue Securities,
Series 2014-C04, Class 2M2, 9.85% (1 mo. USD LIBOR + 5.00%), 11/25/2024(e)	$9,314	$9,384
Series 2019-R03, Class 1M2, 7.00% (1 mo. USD LIBOR + 2.15%), 09/25/2031(b)(e)	1,546	1,546
Series 2022-R03, Class 1M1, 6.66% (30 Day Average SOFR + 2.10%), 03/25/2042(b)(e)	313,988	313,552
Series 2022-R04, Class 1M1, 6.56% (30 Day Average SOFR + 2.00%), 03/25/2042(b)(e)	172,267	172,457
Series 2023-R02, Class 1M1, 6.86% (30 Day Average SOFR + 2.30%), 01/25/2043(b)(e)	103,166	103,123
Freddie Mac,
Series 2014-DN3, Class M3, STACR®, 8.85% (1 mo. USD LIBOR + 4.00%), 08/25/2024(e)	32,138	32,540
Series 2022-DNA3, Class M1A, STACR®, 6.56% (30 Day Average SOFR + 2.00%), 04/25/2042(b)(e)	235,140	235,244
Series 2022-HQA3, Class M1, STACR®, 6.86% (30 Day Average SOFR + 2.30%), 08/25/2042(b)(e)	135,024	135,446
Series 2023-DNA1, Class M1, 6.66% (30 Day Average SOFR + 2.10%), 03/25/2043(b)(e)	85,000	85,172
Series 2020-DNA5, Class M2, STACR®, 7.36% (30 Day Average SOFR + 2.80%), 10/25/2050(b)(e)	27,383	27,706
Total Agency Credit Risk Transfer Notes (Cost $1,115,948)		1,116,170

Municipal Obligations–0.73%
California (State of) Health Facilities Financing Authority (Social Bonds),
Series 2022, RB, 4.19%, 06/01/2037	150,000	140,702
Series 2022, RB, 4.35%, 06/01/2041	110,000	102,119
California State University,
Series 2021 B, Ref. RB, 2.72%, 11/01/2052	145,000	100,450
Series 2021 B, Ref. RB, 2.94%, 11/01/2052	220,000	154,329
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2020 C, Ref. RB, 3.03%, 08/15/2041	280,000	209,259
Texas Natural Gas Securitization Finance Corp.,
Series 2023 A-1, RB, 5.10%, 04/01/2035	90,000	92,547
Series 2023 A-2, RB, 5.17%, 04/01/2041	90,000	95,395
Total Municipal Obligations (Cost $1,085,000)		894,801
	Shares
Preferred Stocks–0.62%
Diversified Banks–0.30%
Bank of America Corp., 6.50%, Series Z, Pfd.(c)	6,000	6,000
Shares			Value
Diversified Banks–(continued)
Citigroup, Inc., 6.25%, Series T, Pfd.(c)		20,000	$19,200
Citigroup, Inc., 5.00%, Series U, Pfd.(c)(f)		313,000	293,437
Citigroup, Inc., 4.00%, Series W, Pfd.(c)		39,000	34,564
Wells Fargo & Co., 7.50%, Class A, Series L, Conv. Pfd.		10	11,763
			364,964
Diversified Financial Services–0.10%
Equitable Holdings, Inc., 4.95%, Series B, Pfd.(c)		130,000	118,811
Integrated Telecommunication Services–0.08%
AT&T, Inc., 2.88%, Series B, Pfd.(c)		100,000	100,723
Investment Banking & Brokerage–0.12%
Goldman Sachs Group, Inc. (The), 7.73% (3 mo. USD LIBOR + 2.87%), Series P, Pfd.(e)		27,000	26,255
Morgan Stanley, 6.88%, Series F, Pfd.(c)		5,000	123,500
			149,755
Life & Health Insurance–0.00%
MetLife, Inc., 3.85%, Series G, Pfd.(c)		2,000	1,767
Multi-Utilities–0.02%
CenterPoint Energy, Inc., 6.13%, Series A, Pfd.(c)		18,000	17,044
Total Preferred Stocks (Cost $792,299)			753,064
Principal Amount
Non-U.S. Dollar Denominated Bonds & Notes–0.09%(q)
Movies & Entertainment–0.09%
Netflix, Inc., 3.88%, 11/15/2029(b) (Cost $111,565)	EUR	100,000	106,581
Shares
Money Market Funds–6.74%
Invesco Government & Agency Portfolio, Institutional Class, 4.65%(r)(s)		2,869,543	2,869,543
Invesco Liquid Assets Portfolio, Institutional Class, 4.84%(r)(s)		2,065,993	2,066,406
Invesco Treasury Portfolio, Institutional Class, 4.72%(r)(s)		3,279,477	3,279,477
Total Money Market Funds (Cost $8,215,508)			8,215,426
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-116.19% (Cost $147,055,542)			141,701,960
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.76%
Invesco Private Government Fund, 4.78%(r)(s)(t)		942,934	942,934
Invesco Private Prime Fund, 4.98%(r)(s)(t)		2,422,083	2,422,083
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,365,405)			3,365,017
TOTAL INVESTMENTS IN SECURITIES–118.95% (Cost $150,420,947)			145,066,977
OTHER ASSETS LESS LIABILITIES—(18.95)%			(23,110,823)
NET ASSETS–100.00%			$121,956,154
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Investment Abbreviations:
Conv.	– Convertible
Ctfs.	– Certificates
EUR	– Euro
IO	– Interest Only
LIBOR	– London Interbank Offered Rate
Pfd.	– Preferred
PO	– Principal Only
RB	– Revenue Bonds
Ref.	– Refunding
REIT	– Real Estate Investment Trust
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
STACR®	– Structured Agency Credit Risk
STRIPS	– Separately Traded Registered Interest and Principal Security
TBA	– To Be Announced
USD	– U.S. Dollar
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2023 was $43,898,587, which represented 36.00% of the Fund’s Net Assets.
(c)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(d)	Perpetual bond with no specified maturity date.
(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on March 31, 2023.
(f)	All or a portion of this security was out on loan at March 31, 2023.
(g)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The value of this security at March 31, 2023 represented less than 1% of the Fund’s Net Assets.
(h)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(i)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on March 31, 2023.
(j)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(k)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on March 31, 2023.
(l)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(m)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(n)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(o)	Zero coupon bond issued at a discount.
(p)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions.
(q)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(r)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2023.

	Value December 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value March 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,101,727	$12,281,191	$(10,513,375)	$-	$-	$2,869,543	$15,011
Invesco Liquid Assets Portfolio, Institutional Class	809,883	8,772,280	(7,515,273)	(240)	(244)	2,066,406	14,064
Invesco Treasury Portfolio, Institutional Class	1,259,116	14,035,647	(12,015,286)	-	-	3,279,477	21,830
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,875,660	19,433,835	(21,366,561)	-	-	942,934	17,047*
Invesco Private Prime Fund	7,393,608	45,556,489	(50,524,894)	(671)	(2,449)	2,422,083	47,279*
Total	$13,439,994	$100,079,442	$(101,935,389)	$(911)	$(2,693)	$11,580,443	$115,231

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(s)	The rate shown is the 7-day SEC standardized yield as of March 31, 2023.
(t)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	20	June-2023	$4,129,063	$42,344	$42,344
U.S. Treasury 5 Year Notes	55	June-2023	6,022,930	89,985	89,985
U.S. Treasury Long Bonds	30	June-2023	3,934,687	74,297	74,297
U.S. Treasury Ultra Bonds	15	June-2023	2,116,875	45,797	45,797
Subtotal—Long Futures Contracts				252,423	252,423
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 10 Year Notes	10	June-2023	(1,149,219)	(1,216)	(1,216)
U.S. Treasury 10 Year Ultra Notes	104	June-2023	(12,598,625)	(409,483)	(409,483)
Subtotal—Short Futures Contracts				(410,699)	(410,699)
Total Futures Contracts				$(158,276)	$(158,276)

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
05/17/2023	State Street Bank & Trust Co.	EUR	154,000	USD	166,243	$(1,174)

Abbreviations:
EUR	—Euro
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Plus Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$48,549,139	$665,389	$49,214,528
Asset-Backed Securities	—	33,227,678	—	33,227,678
U.S. Treasury Securities	—	26,200,067	—	26,200,067
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	21,973,645	—	21,973,645
Agency Credit Risk Transfer Notes	—	1,116,170	—	1,116,170
Municipal Obligations	—	894,801	—	894,801
Preferred Stocks	135,263	617,801	—	753,064
Non-U.S. Dollar Denominated Bonds & Notes	—	106,581	—	106,581
Money Market Funds	8,215,426	3,365,017	—	11,580,443
Total Investments in Securities	8,350,689	136,050,899	665,389	145,066,977
Other Investments - Assets*
Futures Contracts	252,423	—	—	252,423
Other Investments - Liabilities*
Futures Contracts	(410,699)	—	—	(410,699)
Forward Foreign Currency Contracts	—	(1,174)	—	(1,174)
	(410,699)	(1,174)	—	(411,873)
Total Other Investments	(158,276)	(1,174)	—	(159,450)
Total Investments	$8,192,413	$136,049,725	$665,389	$144,907,527

*	Unrealized appreciation (depreciation).
Invesco V.I. Core Plus Bond Fund